SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2010
Date of reporting period: November 30, 2009

Item 1. Semi-Annual Report

Amana Mutual Funds Trust

Semi-Annual Report November 30, 2009

1300 North State Street
Bellingham, WA 98225
www.amanafunds.com
888 / 73-AMANA

Fellow Shareowners:

Semi-Annual Results

In a recovering market, all three Amana Funds appreciated during the six months ending November 30, 2009. The price (net asset value per share) of Amana Income Fund gained 16.15%, and Amana Growth Fund increased 16.85%. For the same six months, the S&P 500 Index grew by 20.50%, and the Dow Jones Islamic Index (U.S.) gained 18.54%. The new Amana Developing World Fund returned a positive 2.4% for its first two months of operation. Growing from new shareowner investments as well as market appreciation, total Trust assets increased 41.54% over the six months.

2009: Boom Year after the Bust

In December, the combined assets of the Amana Mutual Funds Trust passed the $2.5 billion milepost. Much of our asset growth has come from new investors, but a good part has come the old-fashioned way: Amana Income returned 22.54%, and Amana Growth returned 32.63% for the twelve months ending November 30, 2009. While larger fund assets are a mark of stature, they also mean lower expense ratios as fixed costs are spread more broadly. And to help decrease the expense ratio as assets grow further, the Trust's investment adviser recently

Amana's total assets exceed $2.5 billion, doubling in calendar year 2009.

voluntarily reduced its advisory fee to 0.65% on Fund assets in excess of $1.5 billion. (Note that focusing on expense ratios may be inappropriate, as all mutual fund performance numbers are net of operating expenses.)

Longer Term Results

Knowledgeable investors and mutual fund rating services such as Morningstar and Lipper emphasize long-term returns rather than short-term results. Please refer to the next pages for Amana's superlative long-term calendar-year performance data. Based upon a combination of their 3, 5 and 10 year results, both the Amana Income and Amana Growth Funds continue to be ranked as "5 star" funds overall by Morningstar — being in the top 10% of their respective categories. And we are especially pleased to note that as of December 31, 2009, Amana Income Fund — FOR THE SECOND CONSECUTIVE YEAR — is the NUMBER ONE FUND in Lipper's Equity-Income 5-year performance category (out of 189 similar funds in 2009 and of 177 similar funds in 2008). Amana Growth Fund did almost as well, with an absolute rank of 11th (out of 307 similar funds) in Lipper's Multi-Cap Growth 5-year performance category.

Amana's trustees are also proud of the Funds' record of growth for the decade just ended. Assets of the three Funds totaled $2,577,234,794 on December 31, 2009. Over the first ten years of this millennium, assets multiplied by 57 times! This growth in assets didn't come from general market returns either: for the same ten years, while the S&P 500 Index lost ground with an annualized return of -0.95%, Amana Income and Amana Growth produced annualized returns of 5.84% and 2.69% respectively.

Volatile Markets

After a dizzying slide that lasted until March, U.S. stock markets rallied through the end of 2009. Amana's Islamic investment restrictions conveniently forced us to avoid most financial companies, protecting the Funds when the market crumbled. Then, with more than $2 trillion lent or invested on one initiative or another by the U.S. government, the financial system stabilized. The kinds of risky investments Amana avoids — banks, insurance,

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end can be obtained by calling toll-free 888-73/AMANA or visiting www.amanafunds.com. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 90 calendar days. Share price, yield, and return will vary, and you may have a gain or loss when you sell your shares. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

Please consider an investment's objective, risks, charges and expenses carefully before investing. To obtain a free prospectus that contains this and other important information on the Amana Funds, please call toll-free 888-73/AMANA or visit www.amanafunds.com. Please read the prospectus carefully before investing.

mortgages, bonds — appreciated sharply although their fundamental values remain dubious. Uncle Sam's intervention comes with huge costs, including deficits likely to boost inflation and interest rates.

The sinkhole that opened up last year under the U.S. mortgage market continues to impact the economic health of the country. Housing prices are still declining, especially at the high end. The Great Recession lingers on with stubborn unemployment and weak consumption. Massive amounts of economic stimulus monies flowed out of central governments around the world in 2009, with the result that the needed sharp corrections will be spread out over many more years.

Fund Investments

The Amana Funds continue to favor companies with strong financial histories and robust outlooks. The Amana portfolios are conservatively positioned in strong companies for a turbulent year, and have cash reserves waiting to be invested at lower prices.

For Amana Income, our favored industrial sectors of medicine, energy, food production, chemicals and transportation produced solid results. The three largest holdings are pharmaceutical companies paying increased dividends — Pfizer, Johnson & Johnson, and Abbott Laboratories.

Amana Growth Fund's largest industries are computers, medicine, retail, energy and telecommunications. Our largest holdings — Apple, Amazon.com, and Hewlett-Packard — did exceptionally well in 2009.

Amana Developing World Fund began operations at the end of September. It seeks companies with solid earnings growth and strong financials that can provide long-term results from the world's emerging markets. It does not seek short-term trading profits from volatile trading markets, nor the weakening U.S. dollar. Our favored industries are metals, telecommunications, and energy. The largest concentrations of investment by country are Brazil, India, South Africa, and China.

Going Forward

Fueled by free money, 2010 will be a year of rising asset prices. Governments worldwide are in no hurry to implement exit strategies, preferring overly lenient policies and expenditures. Economic activity is flatlining, with additional decline unlikely, despite the drastic reduction in consumer spending. Unemployment will

Amana Growth Fund and Amana Income Fund are now the first and second largest sharia-compliant public investment funds in the world.

continue to rise and core inflation is non-existent. This creates a positive climate for the world's equity markets. The U.S. dollar will probably strengthen as economic crises flare up in places like Greece and the U.S. mortgage markets that have yet to accept reality. Torrid growth in Asia, especially China, will be muted by governments aware of the inflationary risks.

The Future is Bright

Mutual funds, having virtues of liquidity, transparency, and accountability, remain attractive investment vehicles. Saturna Capital staff work from the Bellingham, Chicago, Reno, and Los Angeles areas to better serve our investors. To improve our results, we are adding research staff, and even opening an office in Kuala Lumpur, Malaysia. Our nine board members are active and involved, holding their regular quarterly meetings around the country to foster contact with shareowners.

For More Information

Please visit www.amanafunds.com or call toll-free 1-888/73-AMANA.

Respectfully,

(graphic omitted)
Nicholas Kaiser,
President & Portfolio Manager

(graphic omitted)
Talat Othman,
Independent Board Chairman

Performance Summary (as of December 31, 2009 - Calendar Year):

Average Annual Returns (before any taxes paid by shareowners)
	1 year	3 years	5 years	10 years	Expense Ratio¹
Amana Income Fund	23.54%	2.56%	7.96%	5.84%	1.33%
Amana Growth Fund	32.40%	1.49%	7.71%	2.69%	1.31%

Morningstar™ Ratings²	Overall	1 year	3 years	5 years	10 years
Amana Income Fund — "Large Value" category
Morningstar Rating™	*****	n/a	*****	*****	*****
% Rank in category	n/a	49	1	1	4
Funds in category	1,104	1,272	1,104	912	459
Amana Growth Fund — "Large Growth" category
Morningstar Rating™	*****	n/a	*****	*****	*****
% Rank in category	n/a	62	8	2	6
Funds in category	1,548	1,796	1,548	1,276	698

Lipper Quintile Rankings³	1 year	3 years	5 years	10 years
Amana Income Fund — "Equity Income" category
Quintile Rank	3rd	1st	1st	1st
Absolute Rank / Funds in category	128/299	4/246	1/189	9/104
Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	4th	1st	1st	1st
Absolute Rank / Funds in category	289/455	45/374	11/307	14/170

The Amana Developing World Fund commenced operations September 28, 2009 and therefore has no average annual returns to report, and is not yet rated by Morningstar or Lipper.

Performance data quoted above represents past performance and is no guarantee of future results.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 28, 2009, incorporates results for the fiscal year ending May 31, 2008, and differs from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period. Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

² Source: Morningstar, December 31, 2009. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5 and 10 year (if applicable) Morningstar Rating metrics.

Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return, Morningstar Risk-Adjusted Ratings, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

³ Source: Lipper Inc., A Thomson Reuters Company, December 31, 2009. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

4 | Semi-Annual Report November 30, 2009

Performance Summary (as of November 30, 2009 - Fiscal Year):

As of November 30, 2009, the U.S. mutual fund rating service, Morningstar™, honored Amana by awarding both the Amana Income and Amana Growth Funds their highest rating: ***** Overall. The strong performance history of both Funds is also illustrated in their high "% Rank in category" standings. Here are the details¹:

Morningstar™ Ratings	Overall	1 year	3 years	5 years	10 years
Amana Income Fund — "Large Value" category
Morningstar Rating™	*****	n/a	*****	*****	*****
% Rank in category	n/a	53	1	1	3
Funds in category	1,088	1,280	1,088	917	442
Amana Growth Fund — "Large Growth" category
Morningstar Rating™	*****	n/a	*****	*****	*****
% Rank in category	n/a	51	7	2	3
Funds in category	1,537	1,815	1,537	1,273	674

Amana also garnered high marks with Lipper Inc. (A Thomson Reuters Company)²:

Lipper Quintile Rankings	1 year	3 years	5 years	10 years
Amana Income Fund — "Equity Income" category
Quintile Rank	3rd	1st	1st	1st
Absolute Rank / Funds in category	151/299	4/236	1/187	6/104
Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	3rd	1st	1st	1st
Absolute Rank / Funds in category	264/461	28/369	10/310	8/165

The Amana Developing World Fund commenced operations September 28, 2009 and is not yet rated by Morningstar or Lipper.

Performance data quoted above represents past performance and is no guarantee of future results.

¹ Source: Morningstar, November 30, 2009. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3, 5 and 10 year (if applicable) Morningstar Rating™ metrics.

Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

² Source: Lipper Inc., A Thomson Reuters Company, November 30, 2009. Lipper Inc. Is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

Semi-Annual Report November 30, 2009 | 5

Amana Income Fund: Performance Summary

Average Annual Returns as of November 30, 2009

	1 year	5 years	10 years	Expense Ratio¹
Amana Income Fund	22.54%	7.89%	6.07%	1.33%
S&P 500 Index	25.39%	0.71%	-0.57%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other operational costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 30, 1999 to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $18,020 versus $7,908 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated September 28, 2009, incorporates results for the 2009 fiscal year, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Industry Allocation
Issue	% of Fund Assets
Pfizer	2.0%
Johnson & Johnson	2.0%
Abbott Laboratories	1.9%
Procter & Gamble	1.9%
Canadian National Railway	1.9%
General Mills	1.7%
Colgate-Palmolive	1.7%
United Technologies	1.7%
Air Products & Chemicals	1.7%
Exxon Mobil	1.7%

Industry weightings are shown as a percentage of net assets

6 | Semi-Annual Report November 30, 2009

Amana Income Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Aerospace
United Technologies	UTX	250,000	$14,326,611	$16,810,000	1.7%

Automotive
Genuine Parts	GPC	350,000	13,672,660	12,540,500	1.3%

Building
Plum Creek Timber	PCL	50,000	1,595,865	1,724,500	0.2%

Chemicals
Air Products & Chemicals	APD	200,000	12,731,809	16,586,000	1.7%
BASF ADS	BASFY	140,000	5,118,606	8,482,600	0.9%
DuPont	DD	240,000	8,986,091	8,299,200	0.8%
Methanex	MEOH	300,000	5,849,587	5,379,000	0.5%
Praxair	PX	120,000	8,128,609	9,843,600	1.0%
RPM International	RPM	180,000	3,642,493	3,528,000	0.4%
			44,457,195	52,118,400	5.3%

Computer Hardware
Intel	INTC	700,000	11,172,420	13,440,000	1.3%
Microchip Technology	MCHP	400,000	10,127,079	10,496,000	1.1%
Taiwan Semiconductor ADS	TSM	572,868	5,434,439	5,952,099	0.6%
			26,733,938	29,888,099	3.0%

Computer Software
Microsoft	MSFT	500,000	10,347,880	14,705,000	1.5%

Cosmetics & Toiletries
Procter & Gamble	PG	300,000	17,143,060	18,705,000	1.9%

Diversified Operations
Carlisle Companies	CSL	450,000	12,894,816	14,449,500	1.5%
Honeywell International	HON	225,000	9,325,777	8,655,750	0.9%
Johnson Controls	JCI	350,000	8,383,485	9,467,500	0.9%
PPG Industries	PPG	100,000	4,319,270	5,943,000	0.6%
3M	MMM	200,000	13,704,248	15,488,000	1.6%
Tomkins ADS	TKS	100,000	2,154,500	1,133,000	0.1%
			50,782,096	55,136,750	5.6%

Energy
Arch Coal	ACI	650,000	10,358,926	13,559,000	1.4%
BP ADS	BP	220,000	11,155,318	12,579,600	1.3%
ConocoPhillips	COP	300,000	15,273,173	15,531,000	1.6%
EnCana	ECA	250,000	11,931,552	13,470,000	1.3%
Exxon Mobil	XOM	220,000	14,725,450	16,515,400	1.7%
Total ADS	TOT	200,000	10,596,397	12,438,000	1.2%
			74,040,816	84,093,000	8.5%

Financial
Dun & Bradstreet	DNB	130,000	10,223,652	10,216,700	1.0%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2009 | 7

Amana Income Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Food Production
Archer Daniels Midland	ADM	80,000	$3,472,696	$2,464,800	0.3%
General Mills	GIS	250,000	15,583,597	17,000,000	1.7%
J.M. Smucker	SJM	250,000	13,340,013	14,770,000	1.5%
Kellogg	K	270,000	12,944,239	14,196,600	1.4%
PepsiCo	PEP	260,000	16,315,276	16,177,200	1.6%
Unilever ADS	UL	252,081	6,570,755	7,443,952	0.8%
			68,226,576	72,052,552	7.3%

Industrial Automation/Robotics
Rockwell Automation	ROK	250,000	10,641,482	10,872,500	1.1%

Instruments — Control
Parker Hannifin	PH	275,000	12,527,667	14,839,000	1.5%

Machinery
Emerson Electric	EMR	350,000	15,444,219	14,493,500	1.4%
WW Grainger	GWW	40,000	3,373,248	3,908,000	0.4%
			18,817,467	18,401,500	1.8%

Medical
Abbott Laboratories	ABT	350,000	17,540,979	19,071,500	1.9%
AstraZeneca ADS	AZN	350,000	15,647,811	15,690,500	1.6%
Becton, Dickinson & Co.	BDX	150,000	10,590,690	11,220,000	1.1%
Bristol-Myers Squibb	BMY	550,000	10,655,020	13,920,500	1.4%
Eli Lilly	LLY	400,000	16,514,622	14,692,000	1.5%
GlaxoSmithKline ADS	GSK	350,000	13,460,196	14,514,500	1.5%
Johnson & Johnson	JNJ	310,000	19,094,962	19,480,400	2.0%
Medtronic	MDT	150,000	4,451,825	6,366,000	0.6%
Novartis ADR	NVS	250,000	11,772,210	13,900,000	1.4%
Pfizer	PFE	1,096,250	20,041,697	19,918,862	2.0%
			139,770,012	148,774,262	15.0%

Metal Ores
Alcoa	AA	250,000	2,989,260	3,130,000	0.3%
BHP Billiton ADS	BHP	200,000	8,500,672	15,060,000	1.5%
Freeport-McMoran Copper & Gold Class B¹	FCX	100,000	5,547,791	8,280,000	0.9%
Rio Tinto ADS	RTP	50,000	5,942,999	10,205,000	1.0%
			22,980,722	36,675,000	3.7%

Office Material
Avery Dennison	AVY	60,000	3,666,463	2,253,600	0.2%

Paper & Paper Products
Kimberly-Clark	KMB	200,000	13,274,912	13,194,000	1.3%

Publishing
McGraw-Hill	MHP	400,000	12,120,062	11,984,000	1.2%
Pearson ADS	PSO	300,000	4,106,896	4,140,000	0.4%
			16,226,958	16,124,000	1.6%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

8 | Semi-Annual Report November 30, 2009

Amana Income Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Shoes & Related Apparel
Nike Class B	NKE	250,000	$14,741,538	$16,222,500	1.6%

Soap & Cleaning Preparants
Colgate-Palmolive	CL	200,000	13,321,051	16,838,000	1.7%

Steel
Nucor	NUE	140,000	6,408,414	5,937,400	0.6%
Tenaris ADR	TS	110,000	3,439,736	4,340,600	0.5%
United States Steel	X	250,000	9,928,676	11,165,000	1.1%
			19,776,826	21,443,000	2.2%

Telecommunications
AT&T	T	300,000	10,106,726	8,082,000	0.8%
Chunghwa Telecom ADR	CHT	700,000	12,232,754	12,453,000	1.3%
SK Telecom ADR	SKM	200,000	3,548,270	3,314,000	0.3%
Telus	TU	100,000	4,478,065	3,063,000	0.3%
Vodafone Group ADS	VOD	250,000	6,685,242	5,672,500	0.6%
			37,051,057	32,584,500	3.3%

Tools
Black & Decker	BDK	43,000	3,746,684	2,609,670	0.2%
Illinois Tool Works	ITW	200,000	8,553,718	9,728,000	1.0%
Regal-Beloit	RBC	100,000	4,068,804	4,746,000	0.5%
			16,369,206	17,083,670	1.7%

Transportation
Burlington Northern Santa Fe	BNI	100,000	7,136,135	9,830,000	1.0%
Canadian National Railway	CNI	350,000	16,700,299	18,410,000	1.9%
Canadian Pacific Railway	CP	90,000	4,930,334	4,361,400	0.4%
United Parcel Service Class B	UPS	200,000	13,006,737	11,494,000	1.1%
			41,773,505	44,095,400	4.4%

Utilities
E. ON ADS	EONGY	200,000	8,060,343	7,926,000	0.8%
Energen	EGN	200,000	7,340,726	8,700,000	0.9%
FPL Group	FPL	150,000	8,001,732	7,795,500	0.8%
National Fuel Gas	NFG	130,000	5,585,953	6,087,900	0.6%
Piedmont Natural Gas Company	PNY	60,000	1,117,404	1,422,000	0.1%
Sempra Energy	SRE	40,000	1,451,126	2,125,600	0.2%
Telstra ADR	TLSYY	100,000	1,761,032	1,553,000	0.2%
			33,318,316	35,610,000	3.6%

Total investments			$745,807,531	813,001,433	82.0%
Other assets (net of liabilities)				178,743,198	18.0%
Total net assets				$991,744,631	100.0%
¹Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2009 | 9

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2009

Assets
Investments in securities, at value (Cost $745,807,531)	$813,001,433
Cash	174,985,233
Dividends receivable	3,084,687
Receivable for Fund shares sold	2,859,546
Insurance reserve premium	2,529
Total assets		993,933,428
Liabilities
Payable for Fund shares redeemed	988,520
Payable to affiliates	993,672
Accrued expenses	206,605
Total liabilities		2,188,797
Net assets		$991,744,631

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$929,990,613
Undistributed net investment income	6,436,838
Accumulated net realized loss	(11,876,722)
Unrealized net appreciation on investments	67,193,902
Net assets applicable to Fund shares outstanding		$991,744,631

Fund shares outstanding		35,183,968

Net asset value, offering and redemption price per share		$28.19

Statement of Operations
Period ended Nov. 30, 2009

Investment income
Dividends/Income (net of foreign taxes of $347,918)	$11,557,491
Miscellaneous income	167
Gross investment income		11,557,658
Expenses
Investment adviser fees	3,864,727
Distribution fees	1,062,957
Shareowner servicing	294,858
Trustee fees	109,411
Printing and postage	103,227
Professional fees	46,342
Administration fees	24,020
Custodian fees	21,226
Other expenses	17,306
Chief Compliance Officer expenses	12,465
Filing and registration fees	5,340
Total gross expenses	5,561,879
Less custodian fees credits	(21,226)
Net expenses		5,540,653
Net investment income		$6,017,005

Net realized gain (loss) on investments
Proceeds from sales	$15,934,902
Less cost of securities sold (based on identified cost)	17,230,447
Net realized loss on securities sold	(1,295,545)
Litigation gain	10,393
Net realized loss on portfolio investments		(1,285,152)
Net change in unrealized appreciation (depreciation) on investments
End of period	67,193,902
Beginning of period	(53,241,642)
Net increase in unrealized appreciation		120,435,544
Net gain on investments		119,150,392

Net increase in net assets resulting from operations	$125,167,397

The accompanying notes are an integral part of these financial statements.

10 | Semi-Annual Report November 30, 2009

Amana Income Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2009	Year ended May 31,2009
Increase (decrease) in net assets from operations:
From operations
Net investment income	$6,017,005	$7,344,087
Net realized gain (loss) on investments	(1,285,152)	(10,591,570)
Net increase (decrease) in unrealized appreciation	120,435,544	(109,764,631)
Net increase (decrease) in net assets	125,167,397	(113,012,114)
Distributions to shareholders from
Net investment income	-	(7,200,088)
Capital gains distribution	-	(167,143)
Total distributions	-	(7,367,231)
Capital share transactions
Proceeds from sales of shares	290,047,941	520,518,828
Value of shares issued in reinvestment of dividends	-	7,082,948
Early redemption fees retained	39,786	132,767
Cost of shares redeemed	(114,922,523)	(209,859,555)
Net increase in net assets	175,165,204	317,874,988
Total increase (decrease) in net assets	300,332,601	197,495,643

Net assets
Beginning of period	691,412,030	493,916,387
End of period	991,744,631	691,412,030

Undistributed net investment income	$419,833	$419,833

Shares of the Fund sold and redeemed
Number of shares sold	11,066,075	21,441,009
Number of shares issued in reinvestment of dividends	-	295,478
Number of shares redeemed	(4,365,960)	(8,937,829)
Net increase in number of shares outstanding	6,700,115	12,798,658

Financial Highlights	Period Ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2009	2009	2008	2007	2006	2005
Net asset value at beginning of period	$24.27	$31.49	$30.99	$25.46	$21.42	$17.50
Income from investment operations
Net investment income	0.21	0.34¹	0.22¹	0.26¹	0.32¹	0.23¹
Net gains (losses) on securities (both realized and unrealized)	3.71	(7.28)	0.89	5.87	4.18	3.93
Total from investment operations	3.92	(6.94)	1.11	6.13	4.50	4.16
Less distributions
Dividends (from net investment income)	-	(0.28)	(0.18)	(0.20)	(0.29)	(0.24)
Distributions (from capital gains)	-	(0.01)	(0.43)	(0.41)	(0.17)	-
Total distributions	-	(0.29)	(0.61)	(0.61)	(0.46)	(0.24)
Paid-in capital from early redemption fees	0.00²	0.01	0.00²	0.01	0.00²	0.00²

Net asset value at end of period	$28.19	$24.27	$31.49	$30.99	$25.46	$21.42

Total return	16.15%	(22.01)%	3.61%	24.31%	21.17%	23.76%

Ratios / supplemental data
Net assets ($000), end of period	$991,745	$691,412	$493,916	$233,761	$74,606	$40,842
Ratio of expenses to average net assets
Before custodian fee credits	0.66%	1.33%	1.33%	1.38%	1.50%	1.61%
After custodian fee credits	0.65%	1.32%	1.32%	1.37%	1.49%	1.60%
Ratio of net investment income after custodian fee credits to average net assets	0.71%	1.39%	0.71%	0.95%	1.34%	1.26%
Portfolio turnover rate	2%	6%	2%	14%	10%	9%
¹Calculated using average shares outstanding	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30,2009 | 11

Amana Growth Fund: Performance Summary

Average Annual Returns as of November 30, 2009

	1 Year	5 Year	10 Year	Expense Ratio¹
Amana Growth Fund	32.63%	7.91%	4.98%	1.31%
Russell 2000 Index	24.53%	-0.42%	3.87%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other operational costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 30, 1999 to an identical amount invested in the Russell 2000 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $16,256 versus $12,783 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated September 28, 2009, incorporates results for the 2009 fiscal year, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Growth Fund is long-term capital growth consistent with Islamic principles.

Top Ten Holdings		Industry Allocation
Issue	% of Fund Assets
Apple	2.7%
Amazon.com	2.3%
Hewlett-Packard	1.9%
Humana	1.8%
Noble	1.8%
Novartis ADR	1.8%
Google	1.8%
Anglo American ADR	1.8%
Consol Energy	1.7%
Potash Corp. of Saskatchewan	1.7%

Industry weightings are shown as a percentage of net assets.

12 | Semi-Annual Report November 30, 2009

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Aerospace
Crane	CR	300,000	$10,212,899	$8,385,000	0.6%

Automotive
Genuine Parts	GPC	125,000	5,729,519	4,478,750	0.3%
Gentex	GNTX	400,000	5,562,384	6,648,000	0.5%
			11,291,903	11,126,750	0.8%

Building
Fastenal	FAST	155,000	5,896,127	5,747,400	0.4%
Lowe's Companies	LOW	700,000	16,895,465	15,267,000	1.1%
Ritchie Bros Auctioneers	RBA	200,000	4,434,845	4,764,000	0.3%
			27,226,437	25,778,400	1.8%

Business Services
Convergys¹	CVG	751,033	11,868,043	8,396,549	0.6%
Gartner¹	IT	150,000	2,608,745	2,838,000	0.2%
			14,476,788	11,234,549	0.8%

Chemicals
Potash Corp. of Saskatchewan	POT	220,000	10,980,971	24,732,400	1.7%

Computer Hardware
Apple¹	AAPL	200,000	12,024,718	39,982,000	2.7%
Cree¹	CREE	500,000	12,248,768	23,915,000	1.6%
Hewlett-Packard	HPQ	575,000	21,492,548	28,209,500	1.9%
Intel	INTC	1,100,000	20,710,595	21,120,000	1.5%
International Business Machines	IBM	160,000	14,802,323	20,216,000	1.4%
SanDisk¹	SNDK	135,000	6,409,748	2,662,200	0.2%
Seagate Technology	STX	250,000	5,683,020	3,782,500	0.3%
Taiwan Semiconductor ADS	TSM	1,043,297	10,515,303	10,839,856	0.7%
Xilinx	XLNX	500,000	11,418,610	11,320,000	0.8%
			115,305,633	162,047,056	11.1%

Computer Networking
Cisco Systems¹	CSCO	1,000,000	20,517,550	23,400,000	1.6%

Computer Software
Adobe Systems¹	ADBE	600,000	18,182,883	21,048,000	1.4%
Infosys ADS	INFY	250,000	6,809,790	12,742,500	0.9%
Intuit¹	INTU	400,000	10,681,008	11,684,000	0.8%
Oracle	ORCL	1,000,000	19,942,210	22,080,000	1.5%
SAP ADS	SAP	150,000	5,880,480	7,180,500	0.5%
			61,496,371	74,735,000	5.1%

Electronics
Agilent Technologies¹	A	750,000	17,613,357	21,690,000	1.5%
EMCOR Group¹	EME	600,000	12,005,660	14,280,000	1.0%
Qualcomm	QCOM	400,000	14,148,836	18,000,000	1.2%
Trimble Navigation¹	TRMB	800,000	18,062,314	17,864,000	1.2%
			61,830,167	71,834,000	4.9%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2009 | 13

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Energy
BP ADS	BP	200,000	$12,119,022	$11,436,000	0.8%
Consol Energy	CNX	550,000	20,696,935	25,256,000	1.7%
EnCana	ECA	400,000	18,014,897	21,552,000	1.5%
Noble	NE	650,000	24,021,386	26,851,500	1.8%
Suncor Energy	SU	452,400	16,731,511	16,381,404	1.1%
			91,583,751	101,476,904	6.9%

Food Production
Danone ADS	DANOY	410,674	6,533,458	4,919,874	0.3%
Hansen Natural¹	HANS	425,000	14,373,051	14,862,250	1.0%
PepsiCo	PEP	370,000	21,596,959	23,021,400	1.6%
			42,503,468	42,803,524	2.9%

Internet Content
Akamai Technologies¹	AKAM	1,000,000	21,444,890	24,000,000	1.6%

Medical
Amgen¹	AMGN	400,000	22,341,361	22,540,000	1.5%
Dentsply International	XRAY	450,000	13,759,772	14,994,000	1.0%
Eli Lilly	LLY	500,000	17,872,910	18,365,000	1.3%
Express Scripts¹	ESRX	250,000	14,750,032	21,450,000	1.5%
Genzyme¹	GENZ	360,000	20,818,741	18,252,000	1.2%
Humana¹	HUM	650,000	24,303,411	26,981,500	1.8%
IMS Health	RX	300,000	7,039,452	6,408,000	0.4%
Johnson & Johnson	JNJ	325,000	19,097,606	20,423,000	1.4%
Novartis ADR	NVS	475,000	20,329,088	26,410,000	1.8%
Novo Nordisk ADS	NVO	200,439	7,665,243	13,373,290	0.9%
Pfizer	PFE	295,500	5,209,665	5,369,235	0.4%
Stryker	SYK	100,000	3,997,070	5,040,000	0.4%
VCA Antech¹	WOOF	550,000	16,450,532	12,468,500	0.9%
Zimmer Holdings¹	ZMH	225,000	14,203,045	13,313,250	0.9%
			207,837,928	225,387,775	15.4%

Metal Ores
Anglo American ADR¹	AAUKY	1,200,000	15,598,713	25,776,000	1.8%
Rio Tinto ADS	RTP	33,000	5,627,595	6,735,300	0.5%
Teck Resources¹	TCK	100,000	1,049,660	3,482,000	0.2%
			22,275,968	35,993,300	2.5%

Office Equipment
Canon ADS¹	CAJ	400,000	15,713,107	15,288,000	1.1%
Staples	SPLS	400,000	9,422,170	9,328,000	0.6%
			25,135,277	24,616,000	1.7%

Publishing
John Wiley & Sons Class A	JW/A	100,000	3,474,490	3,745,000	0.3%
McGraw-Hill	MHP	320,000	14,146,827	9,587,200	0.6%
			17,621,317	13,332,200	0.9%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

14 | Semi-Annual Report November 30, 2009

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Tax Cost	Market Value	Percentage of Assets
Retail
Amazon.com¹	AMZN	250,000	$18,015,561	$33,977,500	2.3%
American Eagle Outfitters	AEO	1,100,000	18,726,935	16,918,000	1.2%
Bed Bath & Beyond¹	BBBY	250,000	9,734,534	9,340,000	0.6%
Best Buy	BBY	450,000	18,551,947	19,273,500	1.3%
Coach	COH	500,000	14,564,225	17,375,000	1.2%
CVS/Caremark	CVS	550,000	17,912,895	17,055,500	1.2%
Google¹	GOOG	45,000	15,742,352	26,235,000	1.8%
PetSmart	PETM	600,000	14,279,974	15,444,000	1.0%
			127,528,423	155,618,500	10.6%

Soap & Cleaning Preparants
Clorox	CLX	375,000	21,791,092	22,601,250	1.5%

Telecommunications
America Movil ADS	AMX	430,000	15,835,484	20,803,400	1.4%
China Mobile ADS	CHL	500,000	24,224,945	23,435,000	1.6%
Harris	HRS	500,000	16,514,775	21,950,000	1.5%
Harris Stratex Networks¹	HSTX	200,000	1,485,448	1,256,000	0.1%
Rogers Communications	RCI	200,000	7,766,973	6,052,000	0.4%
Turkcell Iletisim Hizmetleri ADR	TKC	200,000	2,556,280	3,072,000	0.2%
			68,383,905	76,568,400	5.2%

Tools
Lincoln Electric Holdings	LECO	200,000	9,423,094	10,276,000	0.7%
Regal-Beloit	RBC	145,000	6,547,413	6,881,700	0.5%
			15,970,507	17,157,700	1.2%

Toys/Games
JAKKS Pacific¹	JAKK	200,000	2,559,408	2,412,000	0.2%

Transportation
Canadian Pacific Railway	CP	175,000	10,657,415	8,480,500	0.6%
LAN Airlines ADS	LFL	350,000	2,435,338	5,397,000	0.3%
Norfolk Southern	NSC	350,000	16,724,083	17,990,000	1.2%
United Parcel Service Class B	UPS	300,000	20,235,453	17,241,000	1.2%
			50,052,289	49,108,500	3.3%

Total investments			$1,048,026,942	1,204,349,208	82.3%
Other assets (net of liabilities)				259,661,703	17.7%
Total net assets				$1,464,010,911	100.0%
¹ Non-Income producing security ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2009 | 15

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2009

Assets
Investments in securities, at value (Cost $1,048,026,942)	$1,204,349,208
Cash	258,641,091
Receivable for Fund shares sold	2,399,402
Dividends receivable	1,506,303
Total assets		1,466,896,004
Liabilities
Payable to affiliates	1,596,015
Payable for Fund shares redeemed	1,003,478
Accrued expenses	285,600
Total liabilities		2,885,093
Net assets	$1,464,010,911

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,324,965,349
Undistributed net investment income	(462,887)
Accumulated net realized loss	(16,813,817)
Unrealized appreciation on investments	156,322,266
Net assets applicable to Fund shares outstanding	$1,464,010,911

Fund shares outstanding		70,839,498

Net asset value, offering and redemption price per share		$20.67

Statement of Operations
Period ended Nov. 30, 2009

Investment income
Dividends/Income (net of foreign taxes of $248,541)	$7,606,599
Miscellaneous income	453
Gross investment income		7,607,052
Expenses
Investment adviser fees	5,483,106
Distribution fees	1,575,543
Shareowner servicing	565,801
Trustee fees	148,603
Printing and postage	145,505
Professional fees	62,367
Administration fees	35,540
Custodian fees	31,516
Chief Compliance Officer expenses	22,473
Filing and registration fees	15,844
Other expenses	15,157
Total gross expenses	8,101,455
Less custodian fees credits	(31,516)
Net expenses		8,069,939
Net investment loss		$(462,887)

Net realized gain (loss) on investments
Proceeds from sales	$33,668,221
Less cost of securities sold (based on identified cost)	35,065,842
Net realized loss on securities sold	(1,397,621)
Litigation gain	8,856
Net realized loss on portfolio investments		(1,388,765)
Net change in unrealized appreciation (depreciation) on investments
End of period	156,322,266
Beginning of period	(40,919,066)
Net increase in unrealized appreciation		197,241,332
Net gain on investments		195,852,567

Net increase in net assets resulting from operations		$195,389,680

The accompanying notes are an integral part of these financial statements.

16 | Annual Report November 30, 2009

Amana Growth Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2009	Year ended May 31,2009
Increase (decrease) in net assets from operations:
From operations
Net investment loss	$(462,887)	$(1,179,960)
Net realized gain (loss) on investments	(1,388,765)	(15,425,052)
Net increase (decrease) in unrealized appreciation	197,241,332	(155,019,801)
Net increase (decrease) in net assets	195,389,680	(171,624,813)
Distributions to shareholders from
Capital gains distribution	-	(2,919,690)
Total distributions	-	(2,919,690)
Capital share transactions
Proceeds from sales of shares	439,359,388	710,116,075
Value of shares issued in reinvestment of dividends	-	2,836,911
Early redemption fees retained	65,701	227,453
Cost of shares redeemed	(217,684,549)	(250,252,820)
Net increase in net assets	221,740,540	462,927,619
Total increase (decrease) in net assets	417,130,220	288,383,116

Net assets
Beginning of period	1,046,880,691	758,497,575
End of period	$1,464,010,911	$1,046,880,691

Shares of the Fund sold and redeemed
Number of shares sold	23,084,169	41,164,464
Number of shares issued in reinvestment of dividends	-	176,096
Number of shares redeemed	(11,416,515)	(14,777,856)
Net increase in number of shares outstanding	11,667,654	26,562,704

Financial Highlights	Period Ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2009	2009	2008	2007	2006	2005
Net asset value at beginning of period	$17.69	$23.26	$22.80	$18.76	$15.51	$12.34
Income from investment operations
Net investment income	(0.01)	(0.02)	(0.09)	(0.09)¹	(0.09)¹	(0.13)¹
Net gains (losses) on securities (both realized and unrealized)	2.99	(5.48)	0.75	4.13	3.34	3.30
Total from investment operations	2.98	(5.50)	0.66	4.04	3.25	3.17
Less distributions
Dividends (from net investment income)	-	-	-	-	-	-
Distributions (from capital gains)	-	(0.07)	(0.20)	-	-	-
Total distributions	-	(0.07)	(0.20)	-	-	-
Paid-in capital from early redemption fees	0.00²	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$20.67	$17.69	$23.26	$22.80	$18.76	$15.51

Total return	16.85%	(23.63)%	2.91%	21.54%	20.95%	25.69%

Ratios / supplemental data
Net assets ($000), end of period	$1,464,011	$1,046,881	$758,498	$514,247	$214,809	$53,874
Ratio of expenses to average net assets
Before custodian fee credits	0.64%	1.31%	1.31%	1.36%	1.42%	1.66%
After custodian fee credits	0.64%	1.30%	1.29%	1.36%	1.41%	1.65%
Ratio of net investment income (loss) after custodian fee credits to average net assets	(0.04)%	(0.16)%	(0.39)%	(0.43)%	(0.51)%	(0.87)%
Portfolio turnover rate	3%	6%	7%	9%	5%	2%
¹Calculated using average shares outstanding	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2009 | 17

Amana Developing World Fund: Performance Summary

The Amana Developing World Fund commenced operations September 28, 2009 and consequently does not have returns to report.

Fund Objective

The primary objective of the Developing World Fund is long-term capital growth consistent with Islamic principles.

Top Ten Holdings		Industry Allocation
Issue	% of Fund Assets
Petroleo Brasileiro ADR	1.1%
Vale ADR	1.1%
Anglo American ADR	1.1%
Infosys ADS	1.0%
Sasol ADS	1.0%
Tenaris ADR	1.0%
Dr. Reddy's Laboratories ADR	1.0%
Telekunikasi Indonesia ADS	1.0%
Millicom International Cellular	0.9%
Western Digital	0.9%

Industry weightings are shown as a percentage of net assets.

Countries
% of Fund Assets
Brazil	3.7
South Africa	3.6
India	3.5
China	2.9
Mexico	1.5
Argentina	1.0
Indonesia	1.0
Luxembourg	0.9
Thailand	0.9
Chile	0.8
Peru	0.8
United States	0.8
Cash and equivalents	78.6

18 | Semi-Annual Report November 30, 2009

Amana Developing World Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Tax Cost	Market Value	Country	Percentage of Assets
Building
Desarrolladora Homex ADR¹	HXM	800	$30,394	$27,824	Mexico	0.7

Business Services
Genpact Limited¹	G	2000	$24,700	$25,960	India	0.6

Computer Hardware
Western Digital¹	WDC	1000	$36,258	$36,840	Thailand	0.9

Computer Software
Infosys ADS	INFY	800	$38,588	$40,776	India	1.0

Energy
China Petroleum and Chemical ADR	SNP	400	$34,362	$33,472	China	0.8
Petroleo Brasileiro ADR	PBR	850	$38,699	$43,588	Brazil	1.1
Sasol ADS	SSL	1000	$38,741	$39,580	South Africa	1.0
			$111,802	$116,640		2.9

Fertilzers
Quimica y Minera Chile ADS	SQM	900	$35,135	$34,002	Chile	0.8

Medical
American Oriental Bioengineering¹	AOB	6000	$29,581	$24,060	China	0.6
Dr. Reddy's Laboratories ADR	RDY	1600	$31,501	$38,800	India	1.0
Mindray Medical International ADR	MR	800	$26,080	$24,224	China	0.6
			$87,162	$87,084		2.2

Metal Ores
Anglo American ADR¹	AAUKY	2000	$32,500	$42,960	South Africa	1.1
Impala Platinum ADS	IMPUY	1500	$36,615	$35,325	South Africa	0.9
Southern Copper	PCU	1000	$30,668	$34,840	Peru	0.8
Sterlite Industries ADR	SLT	2000	$31,380	$36,720	India	0.9
Tenaris ADR	TS	1000	$35,712	$39,460	Argentina	1.0
Vale ADR	VALE	1500	$34,349	$43,005	Brazil	1.1
			$201,224	$232,310		5.8

Telecommunications
America Movil ADS	AMX	700	$30,730	$33,866	Mexico	0.8
China Mobile ADS	CHL	750	$36,981	$35,153	China	0.9
Harris Stratex Networks¹	HSTX	5000	$32,434	$31,400	United States	0.8
Millicom International Cellular	MICC	500	$36,783	$37,400	Luxembourg	0.9
MTN Group	MTN SJ	1600	$26,829	$25,626	South Africa	0.6
Telecomunicacoes de Sao Paulo ADR	TSP	1200	$29,743	$29,748	Brazil	0.7
Telekunikasi Indonesia ADS	TLK	1000	$35,099	$38,170	Indonesia	1.0
			$228,599	$231,363		5.7

Utilities
Companhia Paranaense de Energia-Copel	ELP	1500	$26,055	$30,285	Brazil	0.8

Total investments			$819,917	$863,084		21.4%
Other assets (net of liabilities)				$3,165,224		78.6%
Total assets				$4,028,308		100.0%
¹Non-Income producing security ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2009 | 19

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2009

Assets
Investments in securities, at value (Cost $819,917)	$863,084
Cash	3,143,584
Receivable for Fund shares sold	24,409
Dividends receivable	1,363
Total assets		4,032,440
Liabilities
Payable to affiliates	2,802
Accrued expenses	1,330
Total liabilities		4,132
Net assets		$4,028,308

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$3,989,335
Accumulated net realized loss	(4,194)
Unrealized appreciation on investments	43,167
Net assets applicable to Fund shares outstanding		$4,028,308

Fund shares outstanding		393,296

Net asset value, offering and redemption price per share		$10.24

Statement of Operations
Period ended Nov. 30, 2009

Investment income
Dividends/Income (net of foreign taxes of $258)	$2,887
Gross investment income		2,887
Expenses
Investment adviser fees	4,992
Distribution fees	1,314
Other expenses	276
Trustee fees	192
Printing and postage	81
Administration fees	78
Chief Compliance Officer expenses	78
Shareowner servicing	59
Custodian fees	32
Professional fees	11
Total gross expenses	7,113
Less custodian fees credits	(32)
Net expenses		7,081
Net investment loss		(4,194)

Net realized gain (loss) on investments
Proceeds from sales	-
Less cost of securities sold (based on identified cost)	-
Net realized gain (loss) on portfolio investments		-
Net change in unrealized appreciation (depreciation) on investments
End of period	43,167
Beginning of period	-
Net increase in unrealized appreciation		43,167
Net gain on investments		43,167

Net increase in net assets resulting from operations		$38,973

The accompanying notes are an integral part of these financial statements.

20 | Semi-Annual Report November 30, 2009

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2009
Increase (decrease) in net assets from operations:
From operations
Net investment loss	$(4,194)
Net realized gain (loss) on investments	-
Net increase (decrease) in unrealized appreciation	43,167
Net increase (decrease) in net assets	38,973
Distributions to shareholders from
Capital gains distribution	-
Total distributions	-
Capital share transactions
Proceeds from sales of shares	3,990,366
Value of shares issued in reinvestment of dividends	-
Early redemption fees retained	11
Cost of shares redeemed	(1,042)
Net increase in net assets	3,989,335
Total increase (decrease) in net assets	4,028,308

Net assets
Beginning of period	-
End of period	$4,028,308

Shares of the Fund sold and redeemed
Number of shares sold	393,398
Number of shares issued in reinvestment of dividends	-
Number of shares redeemed	(102)
Net increase in number of shares outstanding	393,296

Financial Highlights	Period Ended
Selected data per share of outstanding capital stock for the period:	Nov. 30, 2009
Net asset value at beginning of period	$10.00
Income from investment operations
Net investment income	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.25
Total from investment operations	0.24
Less distributions
Dividends (from net investment income)	-
Distributions (from capital gains)	-
Total distributions	-
Paid-in capital from early redemption fees	0.00¹

Net asset value at end of period	$10.24

Total return	2.40%²

Ratios / supplemental data
Net assets ($000), end of period	$4,028
Ratio of expenses to average net assets
Before custodian fee credits	0.24%
After custodian fee credits	0.24%
Ratio of net investment income (loss) after custodian fee credits to average net assets	(0.01)%
Portfolio turnover rate	0%²
¹Amount is less than $0.01	²Since inception date 9/28/09, not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2009 | 21

Expenses (unaudited)

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 90 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not have any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2009]	Ending Account Value [November 30, 2009]	Expenses Paid During Period¹	Annualized Expense Ratio
Income Fund
Actual	$1,000.00	$1,161.50	$7.04	1.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%

Growth Fund
Actual	$1,000.00	$1,168.50	$6.96	1.28%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%

Developing World Fund²
Actual	$1,000.00	$1,024.00	$2.44	0.48%²
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.66	$2.43	0.48%²

¹Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2009 through November 30, 2009), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

²Expenses for the Developing World Fund are based on data from the period September 28, 2009 through November 30, 2009.

22 | Semi-Annual Report November 30, 2009

Notes To Financial Statements

Note 1- Organization

Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Three portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The investment objective of the Income Fund is current income and preservation of capital. The Growth Fund began operations on February 3, 1994. The investment objective of the Growth Fund is long-term capital growth. The Developing World Fund began operations on September 28, 2009. The investment objective of the Developing World Fund is long-term capital growth.

Note 2 - Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Securities for which there are no sales and over-the-counter securites are valued at the latest bid price.

Other securities for which quotations are not readily available are valued at fair values as determined in good faith by or under the direction of the Board of Trustees.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close of many foreign markets and before the determination of the Funds' share price may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

The cost of securities is the same for accounting and Federal income tax purposes. Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Share valuation:
The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

Fair value measurements:
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Income Fund
Common Stocks	$813,001,433	$813,001,433	$-	$-
Total Assets	$813,001,433	$813,001,433	$-	$-

Growth Fund
Common Stocks	$1,204,349,208	$1,204,349,208	$-	$-
Total Assets	$1,204,349,208	$1,204,349,208	$-	$-

Developing World Fund
Common Stocks	$863,084	$837,458	$25,626	$-
Total Assets	$863,084	$837,458	$25,626	$-

Derivatives:
The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification ("FASB ASC"). The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended November 30, 2009, the Funds did not hold any derivative instruments.

Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles (sharia). Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Statement of Accounting Standards No. 107 identifies these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This periodic process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end May 31, 2010, or for any other tax years which are open for exam. As of November 30, 2009, open tax years include the tax years ended May 31, 2006 through 2009. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Semi-Annual Report November 30, 2009 | 23

Notes To Financial Statements (continued)

Dividends and distributions to the shareowners:
Dividends from equity securities and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Dividends and distributions are payable at the end of December and May. As a result of its investment strategy, the Growth Fund does not expect to pay income dividends. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Subsequent events evaluation:
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through January 29, 2010, the date the financial statements were available to be issued.

Other:
The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than 90 calendar days, including those held in omnibus accounts at intermediaries, may be assessed a 2% early-redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Note 4 - Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required to conduct Trust business. For such services, each Fund pays an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. For the period ended November 30, 2009, Income Fund paid advisory fee expenses of $3,864,727, Growth Fund Fund paid $5,483,106, and Developing World Fund paid $4,992. Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $294,858 for the Income, $565,801 for the Growth Fund, and $59 for the Developing World Fund, for the period ended November 30, 2009.

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the period ended November 30, 2009 Income Fund paid $1,062,957; Growth Fund paid $1,575,543; and Developing World Fund paid $1,314, to SBS. SBS is the primary broker used to effect portfolio transactions for the Trust and currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified.

Trustee Nicholas Kaiser, who also serves as the president of the Trust, is a director and chairman of the Adviser. For the period ended November 30, 2009, the Trust incurred $64,000 of compensation expenses which is included in $258,206 of total expenses for the independent Trustees.

The officers are paid by Saturna Capital, and not the Trust, except for Mr. James D. Winship, who is partially compensated by the Trust. Regulations require the Trust to designate a Chief Compliance Officer; Mr. Winship was retained by the Trust for the period ended November 30, 2009. For this period, the Income Fund incurred $12,465, the Growth Fund incurred $22,473, and the Developing World Fund incurred $78, of expenses for the Chief Compliance Officer.

On November 30, 2009, the trustees, officers, and their affiliates as a group owned 0.19% of the Income Fund's, 0.19% of the Growth Fund's , and 27.6% of the Developing World Fund's outstanding shares.

Note 5 - Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ending November 30, 2009 and fiscal years ending May 31, 2009 and 2008 were as follows (note: short-term capital gains are considered ordinary income for tax purposes):

Income Fund	Period ended Nov. 30, 2009	2009	2008
Ordinary income	-	$7,200,088	$2,408,828
Long-term capital gain¹	-	167,143	4,767,678
	-	$7,367,231	$7,176,506

Growth Fund	Period ended Nov. 30, 2009	2009	2008
Ordinary income²	-	$ -	$ -
Long-term capital gain¹	-	2,919,690	5,820,450
	-	$2,919,690	$5,820,450

Developing World Fund	Period ended Nov. 30, 2009	2009	2008
Ordinary income²	-	N/A	N/A
Long-term capital gain¹	-	N/A	N/A
	-	N/A	N/A

¹Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

²By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

24 | Semi-Annual Report November 30, 2009

Notes To Financial Statements (continued)

The cost basis of investments for federal income tax purposes at November 30, 2009 were as follows:

	Income	Growth	Developing World
Cost of investments	$745,807,531	$1,048,026,942	$819,917
Gross unrealized appreciation	117,264,460	235,727,506	60,493
Gross unrealized depreciation	(50,070,558)	(79,405,240)	(17,326)
Net unrealized depreciation	$67,193,902	$156,322,266	$43,167

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Income Fund
Net tax unrealized depreciation	$(53,241,642)
Undistributed net investment income	419,833
Accumulated net realized gain (loss)	(374,968)
Other accumulated gain (loss)	(10,216,602)
Total distributable earnings (loss)	(10,171,737)
Total accumulated earnings (loss)	$(63,413,379)

Growth Fund
Net tax unrealized depreciation	$(40,919,066)
Accumulated net realized gain (loss)	(5,052,143)
Other accumulated gain (loss)	(10,372,909)
Total distributable earnings (loss)	(15,425,052)
Total accumulated earnings (loss)	$(56,344,118)

Developing World Fund
Net tax unrealized depreciation	N/A
Accumulated net realized gain (loss)	N/A
Other accumulated gain (loss)	N/A
Total distributable earnings (loss)	N/A
Total accumulated earnings (loss)	N/A

Note 6 - Federal Income Taxes

At May 31, 2009 the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income	Growth	Developing World
Capital loss carryforwards (expiring 2017)	$374,968	$5,052,143	N/A
Post-October loss deferral	$10,216,602	$10,372,909	N/A

Note 7 - Investments

During the period ended November 30, 2009, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$139,113,289	$15,934,902
Growth Fund	$155,009,161	$33,668,221
Developing World Fund	$819,917	$ -

Note 8 - Custodian

Under the agreements in place with PNC Global Investment Servicing, custody fees are reduced by credits for cash balances. Such reduction amounted to $21,226 for the Income Fund, $31,516 for the Growth Fund, and $32 for the Developing World Fund, for the period ended November 30, 2009.

Semi-Annual Report November 30, 2009 | 25

Renewal of Investment Advisory Contracts

During their meeting of September 25, 2009, Amana's trustees discussed the Trust's various operating agreements. They focused on renewing the Investment Advisory and Administration Agreements with Saturna Capital Corporation, discussing various materials provided by Saturna. The Trustees took into consideration that the two existing Funds of the Trust offer a full range of high-quality investor services, including unique services for Islamic investors, and that there had been enhancements in Saturna's operations during the last year. The Trustees also noted Saturna's creation of a third Fund: Amana Developing World Fund. The Trustees remarked on Saturna's experience, ability and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plan and trust services, accounting, marketing, and distribution — in addition to investment management.

The Trustees found that the investment performance of the two Funds, both in absolute numbers and relative to peers, continued to be exceptional in a very difficult and volatile year. The Trustees found that Saturna managed the Funds so as to be an allowed investment for Muslims as well as being highly attractive to all kinds of equity investors. They understood the Islamic restrictions increased Saturna's research expenses and obligations.

As of August 31, 2009, Lipper's Leader Scorecard ranked Amana Growth in the first quintile of its Multi-Cap Growth category on total return, consistent return, and preservation. Lipper's Scorecard ranked Amana Income in the first quintile of its Equity Income category on total return, preservation and tax efficiency. At their annual awards in New York during April, in their categories Lipper recognized Amana Growth for Best Fund for 3 and 5 years, and Amana Income as Best Fund for 5 years. And as of August 31, 2009, Morningstar continued to give both Amana Funds its top 5-Star rating overall. At their annual ceremony in Malaysia during March, Failaka Advisors gave Amana Income Fund the 2008 Best Islamic U.S. Equity Fund award.

The Trustees took into consideration Saturna's continued avoidance of significant operational problems, plus its substantial investments in premises, personnel, training and equipment to meet investor needs. They recognized Saturna's efforts to recruit and retain increasingly qualified, experienced and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of any mutual fund.

The Trustees reviewed the fees and expenses of the Funds. They found each Fund's expense ratio to be comparable to retail funds in its peer group and to be fair given the size of a Fund and the services provided and expenses incurred by the adviser. They noted that "revenue sharing" paid to unaffiliated broker-dealers made the Funds widely available and popular with investors, although it was an indirect expense paid by Saturna. They considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways in which Saturna's service and work done for other accounts it manages benefit the Funds. The Trustees recognized that the Funds' positive performance record had likely contributed to their growth in asset size, which resulted in lower expense ratios due to rising fixed costs being spread over a larger asset base.

The Trustees considered the extent to which advisory fees paid to the Adviser reflect economies of scale. The Trustees noted that again this year, the Adviser had contractually agreed to include an additional breakpoint within each Fund's advisory fee structure. Fee breakpoints not only result in lowering operating expenses of the Funds and lower expense ratios but it also demonstrate that economies of scale are being shared with shareowners.

The Trustees reviewed Saturna's financial information and discussed the issue of profitability related to management and administration of the Funds, as well as the reasonability of profitability with respect to each of the Funds as part of their evaluation of whether the fees under the advisory contract bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent and quality of such services. The Trustees noted the twenty years of constantly growing support for Amana shareowners by Saturna Capital and the value of a financially strong adviser.

The Trustees considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios. In fact, Saturna voluntarily waives brokerage commissions for Fund portfolio trades at a considerable and growing cost to Saturna, which results in savings to Fund shareowners.

The Trustees concluded that the fees paid by the Funds to Saturna were reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided and profits to be realized and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed to renew the two Investment Advisory and Administration Agreements.

26 | Semi-Annual Report November 30, 2009

Availability of Amana Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Semi-Annual Report November 30, 2009 | 27

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.	Investment Adviser and Administrator	Saturna Capital Corporation Bellingham, WA
	Custodian	PNC Global Investment Servicing Philadelphia, PA
	Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
	Legal Counsel	K & L Gates LLP Washington, DC

(graphics omitted)

1300 N. State Street
Bellingham, WA 98225
1-800/728-8762
Daily prices at 1-888/73-AMANA
www.amanafunds.com

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Saturna Brokerage Services, Distributor

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Proposals submitted to a vote by security holders are included as part of the report to shareholders under Item 1 of this Form.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 29, 2009, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser, President
Nicholas Kaiser, President

1/29/2010

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/ Nicholas Kaiser, President
Nicholas Kaiser, President

1/29/2010

By:

/s/ Christopher Fankhauser, Treasurer
Christopher Fankhauser, Treasurer

1/29/2010